LVIP BlackRock Advantage Allocation Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–46.84%
U.S. MARKETS–27.35%
Aerospace & Defense–0.59%
Curtiss-Wright	102	$ 9,426
HEICO	465	34,694
Lockheed Martin	468	158,629
Raytheon	203	26,623
†Teledyne Technologies	508	151,013
		380,385
Air Freight & Logistics–0.15%
Expeditors International of Washington	984	65,653
United Parcel Service Class B	303	28,306
		93,959
Auto Components–0.03%
Gentex	911	20,188
		20,188
Automobiles–0.07%
Ford Motor	9,474	45,759
		45,759
Banks–0.76%
CIT Group	1,071	18,485
Citizens Financial Group	6,466	121,626
Comerica	144	4,225
Cullen/Frost Bankers	105	5,858
First Horizon National	5,872	47,328
JPMorgan Chase & Co.	373	33,581
PacWest Bancorp	2,273	40,732
Pinnacle Financial Partners	185	6,945
Regions Financial	2,256	20,236
Synovus Financial	1,103	19,369
Umpqua Holdings	759	8,273
Webster Financial	260	5,954
Wells Fargo & Co.	5,305	152,254
Zions Bancorp	228	6,101
		490,967
Beverages–0.77%
Britvic	1,097	9,508
Coca-Cola	7,926	350,725
Molson Coors Beverage Class B	1,856	72,403
PepsiCo	503	60,410
		493,046
Biotechnology–0.80%
AbbVie	1,083	82,514
†Alexion Pharmaceuticals	177	15,893
†Alnylam Pharmaceuticals	92	10,014
Amgen	494	100,149
†Biogen	202	63,909
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology (continued)
†BioMarin Pharmaceutical	411	$ 34,729
†Exact Sciences	91	5,278
Gilead Sciences	1,062	79,395
†Incyte	190	13,914
†Regeneron Pharmaceuticals	72	35,157
†Seattle Genetics	111	12,807
†Vertex Pharmaceuticals	257	61,153
		514,912
Building Products–0.21%
Allegion	1,154	106,191
Lennox International	150	27,269
		133,460
Capital Markets–1.13%
Bank of New York Mellon	205	6,904
CME Group	597	103,227
FactSet Research Systems	183	47,705
Intercontinental Exchange	1,980	159,885
Moody's	479	101,309
Morgan Stanley	1,632	55,488
S&P Global	985	241,374
T. Rowe Price Group	128	12,499
		728,391
Chemicals–0.77%
Ecolab	1,539	239,822
PPG Industries	1,382	115,535
RPM International	177	10,532
Sherwin-Williams	261	119,935
WR Grace & Co.	302	10,751
		496,575
Commercial Services & Supplies–0.08%
HomeServe	1,494	19,460
KAR Auction Services	2,723	32,676
		52,136
Communications Equipment–0.24%
Cisco Systems	2,880	113,213
Motorola Solutions	334	44,395
		157,608
Construction & Engineering–0.02%
EMCOR Group	137	8,401
Fluor	770	5,321
		13,722
Consumer Finance–0.04%
FirstCash	333	23,889
		23,889
LVIP BlackRock Advantage Allocation Fund–1

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Containers & Packaging–0.07%
AptarGroup	128	$ 12,741
Smurfit Kappa Group	145	4,108
WestRock	1,070	30,238
		47,087
Distributors–0.02%
Pool	75	14,758
		14,758
Diversified Consumer Services–0.08%
†Bright Horizons Family Solutions	111	11,322
H&R Block	484	6,815
Service Corp. International	586	22,918
†ServiceMaster Global Holdings	290	7,830
		48,885
Diversified Telecommunication Services–0.56%
AT&T	5,264	153,446
Cogent Communications Holdings	126	10,328
Verizon Communications	3,627	194,879
		358,653
Electric Utilities–0.35%
Avangrid	1,497	65,538
Duke Energy	542	43,837
IDACORP	338	29,673
NextEra Energy	193	46,440
PNM Resources	271	10,298
Portland General Electric	296	14,190
PPL	488	12,044
		222,020
Electrical Equipment–0.06%
Hubbell	111	12,736
Regal Beloit	366	23,040
		35,776
Electronic Equipment, Instruments & Components–0.09%
Avnet	836	20,984
CDW	120	11,192
National Instruments	807	26,696
		58,872
Energy Equipment & Services–0.04%
Baker Hughes	1,392	14,616
John Wood Group	1,863	3,545
Schlumberger	790	10,657
		28,818
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Entertainment–0.08%
†Netflix	137	$ 51,443
		51,443
Equity Real Estate Investment Trusts–0.18%
American Tower	166	36,147
Apartment Investment & Management Class A	201	7,065
Douglas Emmett	30	915
Lamar Advertising Class A	200	10,256
Life Storage	97	9,171
Physicians Realty Trust	960	13,382
QTS Realty Trust Class A	258	14,967
Simon Property Group	473	25,949
		117,852
Food & Staples Retailing–0.32%
Costco Wholesale	261	74,419
Walmart	866	98,395
Wm Morrison Supermarkets	16,194	35,378
		208,192
Food Products–0.19%
JBS	6,883	26,943
JM Smucker	585	64,935
Lamb Weston Holdings	455	25,981
†Pilgrim's Pride	125	2,265
		120,124
Gas Utilities–0.02%
Southwest Gas Holdings	44	3,060
UGI	452	12,055
		15,115
Health Care Equipment & Supplies–1.46%
Abbott Laboratories	2,251	177,626
Becton Dickinson & Co.	185	42,508
†DexCom	48	12,925
†Edwards Lifesciences	1,561	294,436
†Globus Medical Class A	360	15,311
Hill-Rom Holdings	503	50,602
†Hologic	329	11,548
†IDEXX Laboratories	185	44,814
Medtronic	911	82,154
†NuVasive	235	11,905
ResMed	252	37,117
Stryker	941	156,667
		937,613
Health Care Providers & Services–0.60%
†AMN Healthcare Services	197	11,389
CVS Health	764	45,328
HCA Healthcare	1,104	99,194
†Henry Schein	453	22,886

LVIP BlackRock Advantage Allocation Fund–2

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Providers & Services (continued)
†Laboratory Corp of America Holdings	109	$ 13,776
†LHC Group	72	10,094
Quest Diagnostics	644	51,713
UnitedHealth Group	523	130,426
		384,806
Hotels, Restaurants & Leisure–0.32%
Domino's Pizza	60	19,444
Dunkin' Brands Group	357	18,957
McDonald's	1,000	165,350
		203,751
Household Products–0.74%
Clorox	581	100,658
Colgate-Palmolive	1,976	131,128
Procter & Gamble	2,190	240,900
		472,686
Industrial Conglomerates–0.72%
3M	1,536	209,679
Carlisle	74	9,271
Honeywell International	1,722	230,386
Roper Technologies	34	10,602
		459,938
Insurance–0.80%
American Financial Group	149	10,442
Brown & Brown	388	14,053
CNA Financial	3,646	113,172
First American Financial	273	11,578
Globe Life	785	56,496
Marsh & McLennan	149	12,883
MetLife	420	12,839
Prudential Financial	4,675	243,755
Unum Group	2,497	37,480
		512,698
Interactive Media & Services–1.66%
†Alphabet Class A	320	371,824
†Alphabet Class C	282	327,912
†Cargurus	369	6,989
†Facebook Class A	2,145	357,786
		1,064,511
Internet & Direct Marketing Retail–1.15%
†Amazon.com	378	736,994
		736,994
IT Services–1.64%
Accenture Class A	94	15,347
Amdocs	328	18,030
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
Broadridge Financial Solutions	146	$ 13,845
†Fiserv	381	36,191
†Gartner	64	6,373
†GoDaddy Class A	2,464	140,719
Jack Henry & Associates	76	11,798
Mastercard Class A	863	208,466
Paychex	1,414	88,969
†VeriSign	314	56,548
Visa Class A	2,861	460,964
		1,057,250
Life Sciences Tools & Services–0.39%
Agilent Technologies	210	15,040
†Bio-Rad Laboratories Class A	34	11,919
Bio-Techne	86	16,307
†Illumina	128	34,960
†IQVIA Holdings	112	12,080
†Mettler-Toledo International	16	11,048
Thermo Fisher Scientific	273	77,423
†Waters	378	68,815
		247,592
Machinery–0.50%
AGCO	143	6,757
Crane	134	6,590
Cummins	240	32,477
Graco	391	19,053
IDEX	311	42,952
Illinois Tool Works	224	31,835
Nordson	87	11,751
Snap-on	984	107,079
Woodward	156	9,273
Xylem	840	54,709
		322,476
Media–0.91%
†Charter Communications Class A	146	63,701
Comcast Class A	3,807	130,885
†Discovery Class C	391	6,858
Interpublic Group	9,242	149,628
Omnicom Group	630	34,587
Sirius XM Holdings	39,709	196,162
		581,821
Metals & Mining–0.10%
Newmont	583	26,398
Reliance Steel & Aluminum	133	11,650
Royal Gold	328	28,769
		66,817

LVIP BlackRock Advantage Allocation Fund–3

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Mortgage Real Estate Investment Trusts (REITs)–0.08%
Blackstone Mortgage Trust Class A	545	$ 10,148
Chimera Investment	4,392	39,967
		50,115
Multi-Utilities–0.27%
Ameren	150	10,925
CMS Energy	179	10,516
Consolidated Edison	224	17,472
DTE Energy	1,006	95,540
MDU Resources Group	1,731	37,216
		171,669
Oil, Gas & Consumable Fuels–0.35%
Chevron	578	41,882
Exxon Mobil	4,804	182,408
		224,290
Pharmaceuticals–1.40%
Bristol-Myers Squibb	458	25,529
Johnson & Johnson	2,850	373,721
Merck & Co.	938	72,170
Pfizer	7,647	249,598
Zoetis	1,544	181,713
		902,731
Professional Services–0.37%
Experian	3,458	96,102
IHS Markit	2,400	144,000
		240,102
Road & Rail–0.09%
Landstar System	232	22,239
Union Pacific	246	34,696
		56,935
Semiconductors & Semiconductor Equipment–0.73%
Analog Devices	366	32,812
Cabot Microelectronics	35	3,995
†Cirrus Logic	279	18,311
Entegris	378	16,923
Intel	783	42,376
KLA	93	13,368
Lam Research	346	83,040
Monolithic Power Systems	155	25,956
NVIDIA	815	214,834
†Silicon Laboratories	94	8,028
Texas Instruments	116	11,592
		471,235
Software–3.42%
†Adobe	1,129	359,293
†Atlassian Class A	28	3,843
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Software (continued)
†Autodesk	142	$ 22,166
Citrix Systems	88	12,456
†HubSpot	154	20,511
Intuit	723	166,290
†Manhattan Associates	194	9,665
Microsoft	7,204	1,136,143
†Paylocity Holding	116	10,245
†Proofpoint	201	20,621
†RingCentral Class A	113	23,946
†salesforce.com	1,642	236,415
†ServiceNow	381	109,187
†Teradata	1,414	28,973
†Workday Class A	197	25,653
†Zendesk	148	9,474
		2,194,881
Specialty Retail–0.34%
Home Depot	1,174	219,198
		219,198
Technology Hardware, Storage & Peripherals–1.29%
Apple	3,253	827,205
		827,205
Textiles, Apparel & Luxury Goods–0.05%
NIKE Class B	418	34,585
		34,585
Thrifts & Mortgage Finance–0.02%
Essent Group	266	7,007
MGIC Investment	898	5,702
		12,709
Tobacco–0.16%
Philip Morris International	1,407	102,655
		102,655
Trading Companies & Distributors–0.06%
MSC Industrial Direct Class A	428	23,527
†SiteOne Landscape Supply	71	5,227
Watsco	82	12,959
		41,713
Wireless Telecommunication Services–0.01%
Telephone & Data Systems	325	5,447
		5,447
Total U.S. Markets (Cost $17,930,718)		17,577,015

LVIP BlackRock Advantage Allocation Fund–4

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS–14.19%
Air Freight & Logistics–0.21%
Deutsche Post	4,952	$ 132,756
		132,756
Auto Components–0.01%
Cie Plastic Omnium	644	8,931
		8,931
Automobiles–0.22%
Ferrari	541	83,333
Honda Motor	600	13,426
Nissan Motor	13,700	45,836
		142,595
Banks–1.55%
Australia & New Zealand Banking Group	2,120	22,233
Bank of Montreal	1,396	70,489
Bank of Nova Scotia	3,563	145,502
BOC Hong Kong Holdings	6,500	17,843
Chiba Bank	1,000	4,353
DBS Group Holdings	700	9,134
First International Bank of Israel	562	13,578
Gunma Bank	1,200	3,622
Hokuhoku Financial Group	300	2,672
Mediobanca Banca di Credito Finanziario	920	5,017
Mitsubishi UFJ Financial Group	16,000	59,865
Mizuho Financial Group	7,900	9,064
Oversea-Chinese Banking	2,200	13,330
Resona Holdings	21,000	62,964
Royal Bank of Canada	1,799	111,432
Sumitomo Mitsui Financial Group	4,200	102,032
Sumitomo Mitsui Trust Holdings	400	11,492
Toronto-Dominion Bank	6,968	296,238
Westpac Banking	3,316	34,058
		994,918
Beverages–0.48%
Diageo	4,767	151,159
Pernod Ricard	694	98,504
Royal Unibrew	231	16,605
Treasury Wine Estates	6,548	40,654
		306,922
Biotechnology–0.12%
CSL	325	58,913
†Genmab	49	9,843
Grifols	280	9,368
		78,124
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Building Products–0.05%
Assa Abloy Class B	178	$ 3,323
Cie de Saint-Gobain	1,034	24,811
Kingspan Group	130	7,010
		35,144
Capital Markets–0.14%
Euronext	222	16,347
IG Group Holdings	1,454	12,476
Jupiter Fund Management	770	1,888
Macquarie Group	808	43,032
Magellan Financial Group	347	9,203
Man Group	3,850	5,892
Reinet Investments	88	1,401
		90,239
Chemicals–0.37%
Akzo Nobel	145	9,536
Denka	400	8,369
DIC	100	2,204
Lintec	500	10,464
Mitsubishi Chemical Holdings	12,700	75,413
Nippon Shokubai	100	4,564
Nutrien	1,821	62,253
Sika	62	10,181
Sumitomo Chemical	12,000	35,453
Tosoh	500	5,651
Ube Industries	400	6,102
Zeon	1,000	7,486
		237,676
Commercial Services & Supplies–0.11%
Brambles	1,213	7,841
Rentokil Initial	4,078	19,476
Ritchie Bros Auctioneers	726	24,865
Secom	200	16,542
		68,724
Communications Equipment–0.18%
Nokia (London Stock Exchange)	16,423	50,580
Telefonaktiebolaget LM Ericsson Class B	7,810	63,222
		113,802
Construction & Engineering–0.17%
Bouygues	1,347	39,092
CIMIC Group	664	9,404
HOCHTIEF	480	31,517
Maeda	1,000	7,345
Penta-Ocean Construction	1,100	5,759
Vinci	188	15,361
		108,478

LVIP BlackRock Advantage Allocation Fund–5

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Construction Materials–0.01%
Wienerberger	344	$ 5,374
		5,374
Consumer Finance–0.08%
Hitachi Capital	2,900	54,546
		54,546
Containers & Packaging–0.03%
Amcor	2,496	19,983
		19,983
Distributors–0.01%
Inchcape	1,014	5,412
		5,412
Diversified Consumer Services–0.01%
=IDP Education	985	7,680
		7,680
Diversified Financial Services–0.14%
Groupe Bruxelles Lambert	808	63,574
ORIX	1,500	17,896
Pargesa Holding Bearer Shares	121	7,989
		89,459
Diversified Telecommunication Services–0.72%
BCE	4,599	188,659
Nippon Telegraph & Telephone	1,200	28,700
Singapore Telecommunications	25,600	45,638
Sunrise Communications Group	115	9,218
Swisscom	184	98,528
Telefonica	10,257	46,681
Telefonica Deutschland Holding	2,448	6,010
Telenor	1,965	28,720
Telia	3,908	13,988
		466,142
Electric Utilities–0.39%
Acciona	92	9,731
Chubu Electric Power	4,700	66,332
Fortum	2,861	41,619
Orsted	1,343	131,476
		249,158
Electrical Equipment–0.06%
Schneider Electric	435	36,767
		36,767
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Electronic Equipment, Instruments & Components–0.11%
Electrocomponents	1,124	$ 7,156
Japan Aviation Electronics Industry	1,000	11,967
Nippon Electric Glass	4,000	53,268
		72,391
Energy Equipment & Services–0.04%
Subsea 7	3,362	15,880
TechnipFMC	1,139	7,587
		23,467
Entertainment–0.02%
CTS Eventim & Co.	224	10,250
		10,250
Equity Real Estate Investment Trusts–0.07%
Alstria office REIT	603	8,654
Merlin Properties SOCIMI	896	6,762
Scentre Group	34,067	32,630
		48,046
Food & Staples Retailing–0.11%
J Sainsbury	3,852	9,967
Sundrug	300	9,613
Welcia Holdings	100	7,022
Woolworths Group	1,914	41,622
		68,224
Food Products–0.48%
Nestle	1,977	202,381
NH Foods	500	17,400
Tate & Lyle	1,096	8,917
Uni-President Enterprises	37,000	80,084
		308,782
Gas Utilities–0.05%
Italgas	2,216	12,125
Naturgy Energy Group	580	10,175
Rubis SCA	185	7,628
Towngas China	2,000	988
		30,916
Health Care Equipment & Supplies–0.15%
Ansell	1,346	22,290
Cochlear	490	55,846
GN Store Nord	229	10,153
Straumann Holding Class R	11	8,042
		96,331
Health Care Providers & Services–0.02%
Miraca Holdings	500	10,536
		10,536

LVIP BlackRock Advantage Allocation Fund–6

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Health Care Technology–0.01%
CompuGroup Medical	96	$ 5,824
		5,824
Hotels, Restaurants & Leisure–0.36%
Aristocrat Leisure	14,640	189,700
Compass Group	1,909	29,742
Crown Resorts	1,172	5,439
SSP Group	2,121	7,992
		232,873
Household Durables–0.02%
Fujitsu General	500	8,999
Sumitomo Forestry	400	5,107
		14,106
Household Products–0.02%
Lion	500	10,663
		10,663
Independent Power and Renewable Electricity Producers–0.02%
Northland Power	685	13,673
		13,673
Insurance–0.77%
Allianz	890	151,565
Dai-ichi Life Holdings	1,300	15,438
Direct Line Insurance Group	1,485	5,421
Japan Post Holdings	1,100	8,605
Japan Post Insurance	900	11,120
Legal & General Group	5,771	13,635
Manulife Financial	5,229	65,655
MS&AD Insurance Group Holdings	500	13,951
NN Group	5,561	151,124
Power Corp of Canada	577	9,282
QBE Insurance Group	1,526	7,949
†Talanx	795	26,748
Tokio Marine Holdings	200	9,151
Unipol Gruppo	1,553	5,296
Vienna Insurance Group	181	3,414
		498,354
Interactive Media & Services–0.03%
Rightmove	3,289	19,836
		19,836
Internet & Direct Marketing Retail–0.01%
Moneysupermarket.com Group	1,236	4,593
		4,593
IT Services–0.13%
†CGI	270	14,618
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
IT Services (continued)
Itochu Techno-Solutions	400	$ 11,392
Obic	200	26,058
†Shopify Class A	74	31,004
		83,072
Life Sciences Tools & Services–0.07%
Lonza Group	67	27,559
Sartorius Stedim Biotech	96	19,157
		46,716
Machinery–0.34%
Glory	100	2,298
Mitsubishi Heavy Industries	300	7,561
Rational	25	13,221
Spirax-Sarco Engineering	225	22,588
Valmet	1,142	22,170
Volvo Class B	8,723	103,681
Wartsila	6,176	45,100
		216,619
Media–0.19%
Fuji Media Holdings	500	4,966
Lagardere SCA	366	4,557
Nippon Television Holdings	3,600	40,116
Publicis Groupe	1,491	42,611
Quebecor Class B	470	10,390
Schibsted Class A	557	10,728
Stroeer & Co.	128	6,577
		119,945
Metals & Mining–0.38%
Anglo American	3,363	58,932
BHP Group	5,044	91,505
Centamin	3,479	5,165
Dowa Holdings	500	13,054
Evolution Mining	8,665	20,251
Kobe Steel	2,000	6,152
†MMG	8,000	1,130
Nippon Steel	2,400	20,458
Northern Star Resources	1,691	10,954
Regis Resources	2,046	4,547
Wheaton Precious Metals	554	15,247
		247,395
Multi-Utilities–0.22%
A2A	628	775
AGL Energy	700	7,326
National Grid	11,209	130,969
		139,070
Oil, Gas & Consumable Fuels–0.63%
Aker BP	1,802	22,603
BP	18,796	77,081

LVIP BlackRock Advantage Allocation Fund–7

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Equinor	4,428	$ 55,200
Gaztransport Et Technigaz	165	11,880
JXTG Holdings	36,500	124,370
Royal Dutch Shell Class A	3,071	53,355
Royal Dutch Shell Class B	2,585	43,361
TOTAL	267	10,060
Woodside Petroleum	404	4,483
		402,393
Personal Products–0.57%
Fancl	500	11,165
Kao	900	73,321
L'Oreal	946	244,835
Unilever	789	39,790
		369,111
Pharmaceuticals–1.50%
Astellas Pharma	6,600	101,688
GlaxoSmithKline	5,999	112,566
Kaken Pharmaceutical	300	13,985
Merck	871	87,938
Novartis	2,020	166,647
Novo Nordisk Class B	691	41,264
Roche Holding	677	217,819
Takeda Pharmaceutical	3,300	100,479
UCB	1,403	120,044
		962,430
Professional Services–0.37%
ALS	4,039	14,078
Intertek Group	1,912	111,709
Recruit Holdings	500	12,916
Wolters Kluwer	1,390	98,390
		237,093
Real Estate Management & Development–0.28%
Aroundtown	6,497	32,521
Daito Trust Construction	300	27,859
Grand City Properties	1,347	28,197
LEG Immobilien	606	67,955
PSP Swiss Property	104	13,005
TAG Immobilien	516	10,148
		179,685
Road & Rail–0.18%
Central Japan Railway	200	32,054
East Japan Railway	1,000	75,670
TFI International	291	6,421
		114,145
Semiconductors & Semiconductor Equipment–0.50%
Advantest	300	11,949
ASM International	260	26,453
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
ASML Holding	767	$ 202,192
†Dialog Semiconductor	206	5,354
Tokyo Electron	300	55,912
Ulvac	900	21,309
		323,169
Software–0.02%
Altium	856	15,021
		15,021
Specialty Retail–0.16%
Fast Retailing	100	40,804
Industria de Diseno Textil	2,223	57,606
WH Smith	143	2,009
		100,419
Technology Hardware, Storage & Peripherals–0.36%
Canon	4,200	91,270
Logitech International	3,336	142,872
		234,142
Textiles, Apparel & Luxury Goods–0.41%
adidas	508	112,790
Christian Dior SE	73	25,445
Kering	156	81,340
LVMH Moet Hennessy Louis Vuitton	127	46,577
		266,152
Thrifts & Mortgage Finance–0.01%
Deutsche Pfandbriefbank	1,048	7,911
		7,911
Tobacco–0.31%
Altria Group	3,039	117,518
British American Tobacco	363	12,366
Imperial Brands	3,653	67,417
		197,301
Trading Companies & Distributors–0.03%
Rexel	1,525	11,229
Sojitz	3,400	7,972
		19,201
Wireless Telecommunication Services–0.18%
KDDI	2,200	64,985
NTT DOCOMO	900	28,146
Vodafone Group	16,589	22,950
		116,081
Total Developed Markets (Cost $10,594,042)		9,118,766

LVIP BlackRock Advantage Allocation Fund–8

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS–5.30%
Air Freight & Logistics–0.00%
Sinotrans Class H	4,000	$ 976
		976
Airlines–0.02%
†China Eastern Airlines Class H	12,000	4,109
†Pegasus Hava Tasimaciligi	1,045	5,368
		9,477
Auto Components–0.00%
Apollo Tyres	2,002	2,096
		2,096
Automobiles–0.03%
BAIC Motor Class H	5,500	2,163
Dongfeng Motor Group Class H	8,000	5,209
Geely Automobile Holdings	6,000	8,707
†Tata Motors	5,807	5,392
		21,471
Banks–0.24%
Agricultural Bank of China Class H	19,000	7,586
Banco do Brasil	665	3,551
Bank of China Class H	49,000	18,652
China Construction Bank Class H	36,000	29,262
CTBC Financial Holding	19,000	11,188
Dah Sing Banking Group	2,000	1,732
HDFC Bank	1,122	12,786
Industrial & Commercial Bank of China Class H	39,000	26,605
Kotak Mahindra Bank	546	9,320
OTP Bank	793	22,747
Riyad Bank	25	100
†Turkiye Is Bankasi Class C	15,685	11,193
		154,722
Beverages–0.00%
Fraser & Neave Holdings	300	2,159
		2,159
Biotechnology–0.03%
†Celltrion	95	17,670
		17,670
Capital Markets–0.03%
China Cinda Asset Management Class H	31,000	5,831
China International Capital Class H	2,800	4,481
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Capital Markets (continued)
Guotai Junan Securities Class H	6,200	$ 9,149
		19,461
Chemicals–0.01%
Pidilite Industries	309	5,537
		5,537
Construction & Engineering–0.20%
China Communications Construction Class H	78,000	53,762
China Railway Construction Class H	58,000	64,124
Metallurgical Corp. of China Class H	23,000	4,001
Sinopec Engineering Group Class H	3,000	1,249
Tekfen Holding	3,955	7,595
		130,731
Construction Materials–0.11%
Anhui Conch Cement Class H	8,500	58,392
BBMG Class H	10,000	2,478
Cemex	16,770	3,514
China Resources Cement Holdings	4,000	4,699
		69,083
Consumer Finance–0.00%
Ujjivan Financial Services	1,039	2,042
		2,042
Diversified Consumer Services–0.09%
†New Oriental Education & Technology Group Sponsored ADR	539	58,341
		58,341
Diversified Financial Services–0.04%
Haci Omer Sabanci Holding	18,863	21,267
Yuanta Financial Holding	6,000	3,063
		24,330
Diversified Telecommunication Services–0.14%
Telekomunikasi Indonesia Persero	333,700	64,810
True NVDR	65,500	6,246
†Turk Telekomunikasyon	18,110	18,337
		89,393
Electric Utilities–0.07%
CLP Holdings	1,500	13,740
†PGE Polska Grupa Energetyczna	23,042	21,121

LVIP BlackRock Advantage Allocation Fund–9

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Electric Utilities (continued)
Power Grid Corp. of India	3,168	$ 6,655
		41,516
Electrical Equipment–0.01%
Bharat Heavy Electricals	8,943	2,444
Xinjiang Goldwind Science & Technology Class H	3,400	2,932
		5,376
Electronic Equipment, Instruments & Components–0.09%
AU Optronics	38,000	7,919
China Railway Signal & Communication Class H	5,000	2,493
Compeq Manufacturing	7,000	7,143
Innolux	203,000	34,988
Kingboard Laminates Holdings	2,000	1,830
		54,373
Food & Staples Retailing–0.06%
†Avenue Supermarts	397	11,481
Cia Brasileira de Distribuicao	1,508	18,905
Clicks Group	150	2,162
Magnit PJSC GDR	276	2,435
†Migros Ticaret	1,777	6,069
		41,052
Food Products–0.12%
Gruma Class B	435	3,346
QL Resources	900	1,542
Uni-President China Holdings	3,000	2,899
Universal Robina	30,300	61,979
Yihai International Holding	1,000	7,532
		77,298
Health Care Equipment & Supplies–0.00%
Top Glove	1,600	2,383
		2,383
Health Care Providers & Services–0.02%
Netcare	18,643	15,635
		15,635
Hotels, Restaurants & Leisure–0.00%
†Alsea	600	381
		381
Household Durables–0.01%
LG Electronics	98	3,853
		3,853
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Household Products–0.05%
Hindustan Unilever	955	$ 28,962
Unilever Indonesia	5,500	2,432
		31,394
Independent Power and Renewable Electricity Producers–0.05%
Datang International Power Generation Class H	16,000	2,134
Gulf Energy Development	1,300	5,942
Huadian Power International Class H	6,000	1,777
Huaneng Power International Class H	58,000	21,629
		31,482
Industrial Conglomerates–0.04%
KOC Holding	9,171	18,544
Turkiye Sise ve Cam Fabrikalari	12,306	7,704
		26,248
Insurance–0.02%
China Reinsurance Group Class H	26,000	2,996
HDFC Life Insurance	1,215	7,046
†IRB Brasil Resseguros	600	1,120
		11,162
Interactive Media & Services–0.49%
†Just Dial	1,074	4,155
†Sohu.com ADR	185	1,152
Tencent Holdings	6,300	311,394
		316,701
Internet & Direct Marketing Retail–0.72%
†Alibaba Group Holding ADR	1,685	327,699
†JD.com ADR	2,730	110,565
Naspers Class N	175	24,870
		463,134
IT Services–0.09%
HCL Technologies	3,372	19,451
Infosys	2,987	24,747
Tech Mahindra	1,068	7,956
Wipro	3,304	8,595
		60,749
Machinery–0.00%
Sinotruk Hong Kong	1,000	1,643
		1,643
Marine–0.08%
†COSCO SHIPPING Holdings Class H	10,000	2,729

LVIP BlackRock Advantage Allocation Fund–10

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Marine (continued)
MISC	27,800	$ 47,695
		50,424
Media–0.00%
Megacable Holdings	500	1,362
†MultiChoice Group	128	608
		1,970
Metals & Mining–0.17%
Angang Steel Class H	7,800	2,034
China Zhongwang Holdings	3,600	940
Eregli Demir ve Celik Fabrikalari	35,111	39,785
†KGHM Polska Miedz	3,811	54,469
MMC Norilsk Nickel PJSC	59	14,300
		111,528
Multiline Retail–0.03%
Magazine Luiza	2,275	17,242
		17,242
Oil, Gas & Consumable Fuels–0.56%
Bharat Petroleum	7,598	31,798
China Petroleum & Chemical Class H	28,000	13,681
CNOOC	73,000	75,860
†Cosan Class A	642	7,897
Gazprom PJSC	8,308	18,729
Hindustan Petroleum	5,952	14,924
Indian Oil	7,740	8,327
†Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim	11,644	14,120
LUKOIL PJSC	297	17,470
MOL Hungarian Oil & Gas	3,642	21,371
Novatek PJSC GDR	97	11,184
Oil & Natural Gas	15,549	13,922
Polski Koncern Naftowy ORLEN	2,777	37,161
Polskie Gornictwo Naftowe i Gazownictwo	9,982	8,244
SK Innovation	390	27,595
S-Oil	183	8,501
Surgutneftegas PJSC	7,572	3,189
Tatneft PJSC	1,504	10,394
†Tupras Turkiye Petrol Rafinerileri	1,179	13,417
		357,784
Paper & Forest Products–0.00%
Indah Kiat Pulp & Paper	3,400	830
		830
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Pharmaceuticals–0.07%
China Traditional Chinese Medicine Holdings	4,000	$ 1,804
Dr Reddy's Laboratories	131	5,333
Guangzhou Baiyunshan Pharmaceutical Holdings Class H	2,000	5,325
Sino Biopharmaceutical	24,500	31,974
SSY Group	2,000	1,550
		45,986
Real Estate Management & Development–0.43%
Greentown China Holdings	4,000	3,594
Guangzhou R&F Properties Class H	23,600	30,355
Henderson Land Development	4,331	16,392
Hongkong Land Holdings	3,000	11,224
Hysan Development	16,000	51,670
Kaisa Group Holdings	4,000	1,459
Kerry Properties	7,500	19,613
KWG Group Holdings	12,000	16,814
Logan Property Holdings	4,000	6,085
†Seazen Group	4,000	3,565
Shenzhen Investment	8,000	2,478
Sino-Ocean Group Holding	4,000	1,013
Sun Hung Kai Properties	7,500	98,055
Swire Properties	2,600	7,264
Wheelock & Co.	1,000	6,776
Yuexiu Property	8,000	1,429
Yuzhou Properties	3,000	1,264
		279,050
Semiconductors & Semiconductor Equipment–0.51%
Hua Hong Semiconductor	1,000	1,798
MediaTek	2,000	21,466
Pixart Imaging	3,000	13,798
Taiwan Semiconductor Manufacturing	32,000	288,074
		325,136
Specialty Retail–0.01%
Zhongsheng Group Holdings	1,500	5,205
		5,205
Technology Hardware, Storage & Peripherals–0.24%
Inventec	43,000	32,973
Legend Holdings Class H	1,400	1,712
Samsung Electronics	3,062	119,055
		153,740
Textiles, Apparel & Luxury Goods–0.06%
ANTA Sports Products	2,000	14,513
Feng TAY Enterprise	2,200	9,423

LVIP BlackRock Advantage Allocation Fund–11

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Textiles, Apparel & Luxury Goods (continued)
Fila Holdings	38	$ 898
Formosa Taffeta	11,000	11,128
Li Ning	1,500	4,315
		40,277
Thrifts & Mortgage Finance–0.11%
Housing Development Finance	3,199	69,048
		69,048
Transportation Infrastructure–0.03%
Grupo Aeroportuario del Centro Norte	300	1,015
Shenzhen International Holdings	1,500	2,720
Zhejiang Expressway Class H	22,000	15,205
		18,940
Water Utilities–0.02%
Guangdong Investment	6,000	11,514
		11,514
Wireless Telecommunication Services–0.20%
America Movil	32,363	19,236
China Mobile	12,000	89,931
Mobile TeleSystems PJSC ADR	548	4,165
PLDT	560	12,387
		125,719
Total Emerging Markets (Cost $4,145,167)		3,406,262
Total Common Stock (Cost $32,669,927)		30,102,043
PREFERRED STOCKS–0.20%
†Banco Bradesco 5.83%	7,620	30,620
Braskem 2.43%	805	2,666
Cia Energetica de Sao Paulo 0.98%	7,426	38,130
Itau Unibanco Holding 5.07%	11,197	50,037
Surgutneftegas PJSC 0.00%	6,712	3,207
Total Preferred Stocks (Cost $215,964)		124,660
RIGHTS–0.00%
†Bristol-Myers Squibb	582	2,212
=†Legend Holdings 5/23/19	107	0
Total Rights (Cost $1,240)		2,212

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.82%
•Fannie Mae Connecticut Avenue Securities
Series 2017-C01 1M2A 4.50% (LIBOR01M + 3.55%) 7/25/29	117,793	$ 112,038
Series 2017-C02 2M1 2.10% (LIBOR01M + 1.15%) 9/25/29	3,297	3,282
Series 2017-C04 2M1 1.80% (LIBOR01M + 0.85%) 11/25/29	19,051	18,977
Series 2018-C03 1M1 1.63% (LIBOR01M + 0.68%) 10/25/30	15,700	15,553
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 3.80% (LIBOR01M + 2.85%) 4/25/28	49,730	46,060
Series 2017-DNA1 M1 2.15% (LIBOR01M + 1.20%) 7/25/29	67,194	66,811
Series 2017-DNA3 M1 1.70% (LIBOR01M + 0.75%) 3/25/30	99,235	97,024
Series 2017-HQA2 M1 1.75% (LIBOR01M + 0.80%) 12/25/29	61,388	61,038
•STACR Trust
Series 2018-DNA3 M1 1.70% (LIBOR01M + 0.75%) 9/25/48	41,684	41,062
Series 2018-HRP2 M2 2.20% (LIBOR01M + 1.25%) 2/25/47	74,269	67,192
Total Agency Collateralized Mortgage Obligations (Cost $559,271)		529,037
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.44%
•Fannie Mae-Aces Series 2017-M4 A2 2.58% 12/25/26	125,000	132,755
♦Freddie Mac Multifamily Structured Pass Through Certificates Series K056 A2 2.53% 5/25/26	140,000	148,475
Total Agency Commercial Mortgage-Backed Securities (Cost $258,310)		281,230
AGENCY MORTGAGE-BACKED SECURITIES–18.09%
Fannie Mae
3.50% 11/1/51	264,056	287,102
4.00% 2/1/47	45,152	50,033
4.00% 1/1/57	21,506	23,909
4.00% 2/1/57	21,919	24,369

LVIP BlackRock Advantage Allocation Fund–12

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Fannie Mae Connecticut Avenue Securities
1.40% 7/25/30	200,000	$ 194,606
1.70% (LIBOR01M + 0.75%) 6/25/39	41,917	41,485
Fannie Mae S.F. 15 yr
3.00% 3/1/30	156,425	163,772
4.00% 5/1/33	53,706	56,667
4.00% 6/1/33	23,391	24,618
Fannie Mae S.F. 15 yr TBA
2.50% 4/1/35	400,000	415,047
3.00% 4/1/35	286,000	299,086
3.50% 4/1/35	200,000	210,371
Fannie Mae S.F. 30 yr
3.00% 10/1/44	136,514	144,322
3.00% 11/1/46	70,585	74,484
3.00% 7/1/47	20,416	21,532
3.00% 12/1/49	125,148	131,212
3.00% 2/1/50	103,599	108,663
3.50% 2/1/45	31,990	34,348
3.50% 3/1/46	26,050	27,958
3.50% 10/1/46	168,240	179,110
3.50% 12/1/46	147,640	158,320
3.50% 1/1/47	132,068	141,385
3.50% 11/1/47	20,467	22,027
3.50% 1/1/48	80,397	86,534
3.50% 2/1/48	513,384	547,301
3.50% 6/1/49	48,487	52,171
4.00% 1/1/45	37,431	40,481
4.00% 3/1/45	21,202	22,931
4.00% 6/1/46	102,585	112,549
4.00% 2/1/47	18,909	20,362
4.00% 8/1/47	188,558	202,182
4.00% 9/1/47	59,180	64,071
4.00% 10/1/47	85,360	93,636
4.00% 6/1/48	35,096	37,443
4.00% 10/1/48	366,300	391,556
4.50% 8/1/41	25,212	27,942
4.50% 2/1/48	515,292	562,998
4.50% 6/1/48	19,846	21,732
5.00% 2/1/35	3,441	3,812
5.00% 10/1/35	2,720	3,029
5.00% 11/1/35	3,432	3,821
5.50% 8/1/37	3,065	3,464
5.50% 9/1/41	37,163	41,979
6.00% 12/1/36	772	887
6.00% 2/1/37	2,228	2,565
6.00% 8/1/37	2,588	2,971
6.00% 9/1/37	790	910
6.00% 5/1/38	7,898	9,092
6.00% 9/1/38	2,189	2,515
6.00% 11/1/38	1,732	1,993
6.00% 9/1/39	6,474	7,451
6.00% 3/1/40	2,953	3,399
6.00% 7/1/40	10,347	11,914
6.00% 5/1/41	3,772	4,341
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 7/1/41	20,343	$ 23,423
Fannie Mae S.F. 30 yr TBA
2.50% 4/1/50	2,200,000	2,279,750
3.00% 4/1/50	688,000	721,459
3.50% 4/1/50	24,000	25,388
5.00% 4/1/50	57,000	61,549
5.50% 4/1/50	23,000	25,185
Freddie Mac S.F. 30 yr
3.00% 2/1/50	29,000	30,579
3.50% 10/1/42	80,400	86,345
3.50% 7/1/47	22,177	23,528
3.50% 9/1/47	35,823	38,397
3.50% 12/1/47	75,642	80,251
3.50% 2/1/48	69,555	73,827
3.50% 3/1/48	41,896	44,452
3.50% 5/1/48	39,897	42,302
3.50% 11/1/49	23,446	24,753
4.00% 10/1/46	19,195	20,756
4.00% 10/1/47	6,589	7,098
4.00% 2/1/48	36,325	38,990
4.00% 6/1/48	20,179	22,133
4.00% 10/1/48	91,583	97,651
4.00% 12/1/48	37,704	40,470
4.00% 3/1/49	40,491	43,224
4.50% 5/1/40	76,929	84,784
4.50% 9/1/46	232,662	253,756
5.00% 7/1/48	32,514	35,156
5.50% 3/1/34	940	1,063
5.50% 12/1/34	873	987
5.50% 4/1/38	3,513	3,981
5.50% 7/1/38	3,495	3,962
6.00% 3/1/36	2,827	3,256
6.00% 9/1/37	2,007	2,312
6.00% 1/1/38	924	1,061
6.00% 6/1/38	2,691	3,097
•Freddie Mac Stacr Remic Trust REMIC 1.65% (LIBOR01M + 0.70%) 1/25/50	100,000	96,125
•Freddie Mac STACR Remic Trust REMIC 1.70% (LIBOR01M + 0.75%) 2/25/50	210,000	203,541
•Freddie Mac STACR Trust
1.65% (LIBOR01M + 0.70%) 4/25/49	9,341	9,261
1.70% (LIBOR01M + 0.75%) 9/25/49	24,821	24,517
1.90% (LIBOR01M + 0.95%) 11/25/48	106,233	103,422
3.00% (LIBOR01M + 2.05%) 7/25/49	193,884	126,775
GNMA I S.F. 30 yr
3.50% 6/15/43	22,338	24,090

LVIP BlackRock Advantage Allocation Fund–13

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
3.50% 12/15/47	48,769	$ 54,510
GNMA II S.F. 30 yr
3.00% 5/20/45	37,088	39,833
3.00% 2/20/46	21,384	22,977
3.00% 8/20/46	84,970	91,021
3.50% 10/20/42	35,389	37,836
3.50% 4/20/45	9,281	9,864
3.50% 11/20/45	36,663	38,966
3.50% 3/20/46	81,936	87,087
3.50% 4/20/46	35,233	37,521
3.50% 6/20/46	142,145	151,066
3.50% 12/20/46	50,840	54,029
3.50% 2/20/47	24,690	26,222
3.50% 3/20/47	50,267	53,397
3.50% 4/20/48	105,978	113,038
3.50% 1/20/50	49,711	52,550
4.00% 7/20/47	91,659	99,201
4.00% 11/20/47	92,623	99,420
4.00% 3/20/48	68,966	74,150
4.00% 4/20/48	44,837	48,208
4.00% 8/20/48	78,822	84,522
4.00% 11/20/48	18,457	19,617
4.00% 11/20/49	70,285	74,727
4.50% 8/20/49	22,097	23,456
5.00% 12/20/48	24,537	26,270
5.00% 1/20/49	67,220	71,716
GNMA II S.F. 30 yr TBA
3.00% 4/1/50	25,000	26,444
5.00% 4/1/50	50,000	53,164
Total Agency Mortgage-Backed Securities (Cost $11,363,282)		11,625,926
AGENCY OBLIGATION–0.05%
Federal Farm Credit Banks 3.13% 2/6/30	30,000	34,495
Total Agency Obligation (Cost $29,471)		34,495
CORPORATE BONDS–21.48%
Aerospace & Defense–0.10%
General Dynamics 3.25% 4/1/25	25,000	26,337
United Technologies 3.95% 8/16/25	35,000	38,295
		64,632
Agriculture–0.86%
Altria Group 4.00% 1/31/24	100,000	102,330
Archer-Daniels-Midland 2.75% 3/27/25	50,000	51,038
BAT Capital
3.56% 8/15/27	90,000	84,765
4.76% 9/6/49	10,000	9,429
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Philip Morris International
2.38% 8/17/22	60,000	$ 61,108
2.50% 8/22/22	40,000	40,504
6.38% 5/16/38	40,000	54,469
Reynolds American 4.00% 6/12/22	150,000	151,909
		555,552
Auto Manufacturers–0.50%
General Motors Financial
2.90% 2/26/25	35,000	30,251
3.55% 7/8/22	100,000	92,387
4.15% 6/19/23	80,000	72,762
PACCAR Financial 1.90% 2/7/23	45,000	44,388
Toyota Motor Credit
2.90% 3/30/23	40,000	40,251
3.00% 4/1/25	40,000	40,188
		320,227
Banks–3.76%
Bank of America
μ2.33% 10/1/21	70,000	69,892
μ2.50% 2/13/31	40,000	38,377
μ2.88% 4/24/23	100,000	100,384
μ3.12% 1/20/23	55,000	55,956
3.30% 1/11/23	110,000	113,933
4.18% 11/25/27	20,000	20,678
5.63% 7/1/20	20,000	20,126
Bank of Montreal 2.05% 11/1/22	70,000	70,016
Bank of Nova Scotia 2.38% 1/18/23	50,000	50,304
Canadian Imperial Bank of Commerce
2.25% 1/28/25	40,000	39,533
μ2.61% 7/22/23	10,000	10,083
Citigroup
μ3.35% 4/24/25	85,000	87,524
4.65% 7/23/48	25,000	30,095
Goldman Sachs Group
3.50% 4/1/25	75,000	76,053
4.75% 10/21/45	20,000	23,893
6.75% 10/1/37	45,000	60,517
HSBC Holdings
3.60% 5/25/23	200,000	203,160
μ4.04% 3/13/28	200,000	203,554
JPMorgan Chase & Co.
μ3.22% 3/1/25	100,000	103,663
3.38% 5/1/23	50,000	52,176
μ4.26% 2/22/48	65,000	78,096
KeyCorp 2.25% 4/6/27	30,000	28,337
Landesbank Baden-Wuerttemberg 7.63% 2/1/23	60,000	71,081

LVIP BlackRock Advantage Allocation Fund–14

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group
2.19% 2/25/25	200,000	$ 198,026
3.46% 3/2/23	100,000	102,375
Morgan Stanley
μ2.70% 1/22/31	20,000	19,571
4.30% 1/27/45	25,000	30,239
Royal Bank of Canada
1.95% 1/17/23	45,000	44,545
2.25% 11/1/24	50,000	50,502
Santander UK Group Holdings 2.88% 10/16/20	100,000	99,961
Toronto-Dominion Bank 2.65% 6/12/24	100,000	102,081
Wells Fargo & Co.
μ2.41% 10/30/25	110,000	108,391
3.75% 1/24/24	50,000	52,933
		2,416,055
Beverages–0.57%
Coca-Cola 2.95% 3/25/25	30,000	32,094
Diageo Capital 2.38% 10/24/29	200,000	192,405
Keurig Dr Pepper
3.55% 5/25/21	55,000	55,638
4.06% 5/25/23	50,000	52,072
PepsiCo 4.45% 4/14/46	25,000	32,680
		364,889
Building Materials–0.12%
Carrier Global
1.92% 2/15/23	3,000	2,953
2.24% 2/15/25	8,000	7,813
3.58% 4/5/50	10,000	8,915
Masco 3.50% 4/1/21	55,000	55,073
		74,754
Chemicals–0.39%
DowDuPont 3.77% 11/15/20	60,000	60,189
FMC
3.20% 10/1/26	47,000	47,314
3.45% 10/1/29	40,000	40,028
Sherwin-Williams 3.45% 6/1/27	100,000	102,507
		250,038
Commercial Services–0.86%
Georgetown University 2.94% 4/1/50	3,000	2,884
Global Payments 3.20% 8/15/29	65,000	63,501
IHS Markit
4.13% 8/1/23	35,000	36,417
4.25% 5/1/29	40,000	42,300
4.75% 8/1/28	25,000	26,164
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
PayPal Holdings
2.20% 9/26/22	95,000	$ 94,536
2.85% 10/1/29	95,000	94,292
S&P Global 4.40% 2/15/26	100,000	110,971
Total System Services 4.00% 6/1/23	50,000	52,129
University of Chicago 2.76% 4/1/45	3,000	2,835
Verisk Analytics 4.13% 3/15/29	25,000	26,391
		552,420
Computers–0.02%
Dell International 8.35% 7/15/46	10,000	11,750
		11,750
Cosmetics & Personal Care–0.15%
Unilever Capital 2.20% 5/5/22	100,000	98,568
		98,568
Diversified Financial Services–1.46%
American Express
2.20% 10/30/20	100,000	99,724
2.50% 8/1/22	50,000	50,864
American Express Credit 2.38% 5/26/20	90,000	89,996
Brookfield Finance 3.90% 1/25/28	50,000	51,341
μCapital One Bank USA 2.01% 1/27/23	250,000	244,157
Intercontinental Exchange 3.75% 9/21/28	30,000	31,811
Mastercard
3.65% 6/1/49	60,000	69,937
3.80% 11/21/46	25,000	28,805
Nomura Holdings 2.65% 1/16/25	200,000	195,767
ORIX 2.90% 7/18/22	30,000	30,810
Visa 2.15% 9/15/22	45,000	46,027
		939,239
Electric–2.02%
Ameren 3.50% 1/15/31	10,000	9,976
Arizona Public Service 2.60% 8/15/29	50,000	48,091
Berkshire Hathaway Energy 3.75% 11/15/23	145,000	146,266
Cleveland Electric Illuminating 5.50% 8/15/24	40,000	46,583
Connecticut Light & Power 4.00% 4/1/48	10,000	11,164
Consolidated Edison Co. of New York 4.13% 5/15/49	10,000	10,828

LVIP BlackRock Advantage Allocation Fund–15

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Dominion Energy
3.38% 4/1/30	10,000	$ 9,899
3.90% 10/1/25	75,000	77,421
DTE Electric 2.63% 3/1/31	10,000	9,983
DTE Energy
3.30% 6/15/22	40,000	40,995
3.70% 8/1/23	40,000	40,367
Duke Energy 2.65% 9/1/26	135,000	133,974
Emera US Finance 3.55% 6/15/26	50,000	47,688
Entergy 4.00% 7/15/22	35,000	35,911
Entergy Louisiana 4.05% 9/1/23	90,000	91,968
Evergy 4.85% 6/1/21	20,000	20,211
Exelon
2.85% 6/15/20	20,000	19,998
3.50% 6/1/22	35,000	33,880
3.95% 6/15/25	35,000	35,160
Indiana Michigan Power 4.55% 3/15/46	15,000	16,810
ITC Holdings 3.25% 6/30/26	15,000	15,245
National Rural Utilities Cooperative Finance 1.75% 1/21/22	85,000	85,096
NextEra Energy Capital Holdings 2.75% 11/1/29	30,000	28,956
Northern States Power 3.60% 9/15/47	25,000	26,690
NV Energy 6.25% 11/15/20	45,000	46,298
Oncor Electric Delivery 3.80% 6/1/49	10,000	10,540
PPL Electric Utilities 3.00% 10/1/49	15,000	14,416
PSEG Power 3.85% 6/1/23	100,000	101,718
Southern 3.25% 7/1/26	55,000	55,471
Southern California Edison 3.65% 2/1/50	20,000	19,258
Union Electric 3.25% 10/1/49	10,000	9,104
		1,299,965
Electronics–0.40%
Allegion US Holding 3.20% 10/1/24	100,000	94,973
Honeywell International 2.30% 8/15/24	20,000	19,862
Keysight Technologies
3.00% 10/30/29	10,000	9,447
4.60% 4/6/27	15,000	15,389
Roper Technologies
2.35% 9/15/24	25,000	24,306
2.80% 12/15/21	25,000	25,023
3.65% 9/15/23	40,000	41,123
3.80% 12/15/26	25,000	25,704
		255,827
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control–0.06%
Waste Connections 2.60% 2/1/30	40,000	$ 37,289
		37,289
Food–0.20%
Campbell Soup 4.80% 3/15/48	30,000	36,126
JM Smucker 2.38% 3/15/30	25,000	23,042
McCormick & Co. 2.70% 8/15/22	45,000	45,116
Mondelez International 3.63% 2/13/26	20,000	21,017
		125,301
Forest Products & Paper–0.09%
Georgia-Pacific 8.00% 1/15/24	50,000	60,629
		60,629
Gas–0.15%
Southern Gas Capital 3.25% 6/15/26	100,000	98,446
		98,446
Hand Machine Tool–0.03%
Stanley Black & Decker 2.30% 3/15/30	20,000	19,277
		19,277
Health Care Products–0.50%
Baxter International 2.60% 8/15/26	100,000	98,189
DH Europe Finance II Sarl 3.25% 11/15/39	15,000	14,627
Stryker 3.65% 3/7/28	100,000	106,542
Thermo Fisher Scientific 3.00% 4/15/23	100,000	102,572
		321,930
Health Care Services–0.56%
Anthem 3.35% 12/1/24	95,000	96,741
HCA
5.00% 3/15/24	20,000	20,711
5.25% 4/15/25	45,000	47,203
5.50% 6/15/47	20,000	21,780
Humana 2.90% 12/15/22	55,000	54,716
Laboratory Corp of America Holdings 4.63% 11/15/20	30,000	30,177
Quest Diagnostics 2.95% 6/30/30	60,000	59,723
UnitedHealth Group 4.25% 4/15/47	25,000	29,707
		360,758
Household Products Ware–0.02%
Kimberly-Clark 2.88% 2/7/50	15,000	14,559
		14,559

LVIP BlackRock Advantage Allocation Fund–16

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–0.36%
Aflac 3.25% 3/17/25	50,000	$ 51,380
Berkshire Hathaway Finance 4.25% 1/15/49	15,000	18,473
Hartford Financial Services Group 3.60% 8/19/49	5,000	4,691
Markel 5.00% 5/20/49	40,000	43,440
Marsh & McLennan
4.75% 3/15/39	60,000	70,686
4.90% 3/15/49	35,000	44,757
		233,427
Internet–0.36%
Alibaba Group Holding 3.40% 12/6/27	200,000	209,837
Amazon.com 4.25% 8/22/57	10,000	13,826
Expedia Group 3.80% 2/15/28	8,000	6,921
		230,584
Investment Company Security–0.27%
Ares Capital
3.25% 7/15/25	70,000	55,566
4.20% 6/10/24	100,000	88,658
FS KKR Capital
4.13% 2/1/25	20,000	16,267
4.63% 7/15/24	20,000	15,003
		175,494
Lodging–0.16%
Las Vegas Sands 3.50% 8/18/26	110,000	100,637
		100,637
Machinery Construction & Mining–0.10%
Caterpillar Financial Services 1.95% 11/18/22	65,000	64,867
		64,867
Machinery Diversified–0.05%
John Deere Capital 1.20% 4/6/23	30,000	29,370
Wabtec 4.95% 9/15/28	3,000	2,759
		32,129
Media–1.01%
Charter Communications Operating
3.58% 7/23/20	40,000	39,832
4.46% 7/23/22	100,000	103,290
4.91% 7/23/25	50,000	53,864
5.38% 4/1/38	50,000	53,963
5.38% 5/1/47	50,000	54,029
Comcast
2.65% 2/1/30	15,000	15,450
3.00% 2/1/24	60,000	62,999
3.25% 11/1/39	30,000	31,660
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast (continued)
3.70% 4/15/24	30,000	$ 32,199
4.60% 10/15/38	50,000	62,295
FOX 4.03% 1/25/24	35,000	36,363
Time Warner Cable 4.00% 9/1/21	100,000	100,185
		646,129
Miscellaneous Manufacturing–0.10%
3M
2.25% 3/15/23	20,000	20,801
2.65% 4/15/25	40,000	41,749
		62,550
Oil & Gas–0.48%
BP Capital Markets America
3.22% 11/28/23	75,000	77,060
3.79% 2/6/24	50,000	51,812
Canadian Natural Resources 6.25% 3/15/38	10,000	7,755
Cenovus Energy 5.40% 6/15/47	12,000	5,462
Equinor 3.25% 11/18/49	10,000	9,847
Occidental Petroleum 3.50% 8/15/29	8,000	3,760
Petroleos Mexicanos
6.75% 9/21/47	40,000	25,576
6.84% 1/23/30	10,000	7,235
Shell International Finance
2.13% 5/11/20	70,000	69,927
2.38% 11/7/29	50,000	49,702
		308,136
Pharmaceuticals–1.32%
AbbVie
2.50% 5/14/20	50,000	50,003
2.60% 11/21/24	70,000	71,121
3.20% 11/21/29	60,000	61,210
AstraZeneca 2.38% 11/16/20	60,000	59,851
Becton Dickinson & Co. 2.89% 6/6/22	35,000	35,029
Bristol-Myers Squibb 3.25% 8/15/22	150,000	155,710
Cigna
3.20% 9/17/20	15,000	15,022
3.75% 7/15/23	44,000	45,289
CVS Health
2.80% 7/20/20	50,000	50,009
3.00% 8/15/26	25,000	24,903
3.35% 3/9/21	40,000	40,276
GlaxoSmithKline Capital
3.13% 5/14/21	40,000	40,543
3.38% 5/15/23	40,000	41,748
4.20% 3/18/43	21,000	23,430

LVIP BlackRock Advantage Allocation Fund–17

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Zoetis
3.00% 9/12/27	100,000	$ 100,818
3.90% 8/20/28	35,000	36,408
		851,370
Pipelines–0.46%
Energy Transfer Operating 5.00% 5/15/50	12,000	9,263
Enterprise Products Operating 3.70% 1/31/51	10,000	8,924
Kinder Morgan Energy Partners 3.95% 9/1/22	40,000	39,634
ONEOK
2.75% 9/1/24	45,000	36,744
5.20% 7/15/48	75,000	58,875
Phillips 66 Partners 3.15% 12/15/29	70,000	57,365
Tennessee Gas Pipeline 2.90% 3/1/30	70,000	59,199
TransCanada PipeLines 5.10% 3/15/49	20,000	22,454
		292,458
Real Estate Investment Trusts–1.32%
American Tower
2.25% 1/15/22	100,000	97,610
3.50% 1/31/23	100,000	100,710
3.95% 3/15/29	40,000	41,620
4.00% 6/1/25	105,000	107,861
4.40% 2/15/26	25,000	26,326
CC Holdings GS V 3.85% 4/15/23	50,000	50,219
Crown Castle International
3.10% 11/15/29	50,000	47,951
3.20% 9/1/24	35,000	34,897
3.40% 2/15/21	100,000	100,673
5.25% 1/15/23	55,000	58,331
Equinix 3.20% 11/18/29	65,000	60,191
GLP Capital 5.38% 4/15/26	40,000	35,456
Hospitality Properties Trust 4.38% 2/15/30	10,000	7,581
Host Hotels & Resorts 3.75% 10/15/23	30,000	26,332
Omega Healthcare Investors 4.50% 4/1/27	50,000	49,431
		845,189
Retail–0.37%
Home Depot
3.13% 12/15/49	20,000	20,094
3.35% 9/15/25	30,000	32,277
4.25% 4/1/46	35,000	41,810
McDonald's 2.75% 12/9/20	40,000	39,822
Starbucks 3.55% 8/15/29	20,000	20,990
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Walgreens Boots Alliance 3.80% 11/18/24	10,000	$ 10,275
Walmart
2.95% 9/24/49	20,000	21,951
3.25% 10/25/20	50,000	50,380
		237,599
Semiconductors–0.75%
Broadcom
3.00% 1/15/22	40,000	39,633
3.63% 1/15/24	170,000	168,220
Intel 2.88% 5/11/24	40,000	41,912
Maxim Integrated Products 3.45% 6/15/27	90,000	92,208
QUALCOMM
2.25% 5/20/20	90,000	89,988
3.25% 5/20/27	50,000	52,759
		484,720
Software–0.51%
Adobe 2.15% 2/1/27	40,000	40,434
Citrix Systems 3.30% 3/1/30	50,000	46,513
Microsoft 4.10% 2/6/37	25,000	30,522
Oracle
1.90% 9/15/21	20,000	20,070
2.50% 4/1/25	95,000	96,983
3.88% 7/15/20	10,000	10,053
VMware 2.95% 8/21/22	85,000	85,213
		329,788
Telecommunications–0.90%
AT&T
2.45% 6/30/20	60,000	59,964
4.45% 4/1/24	40,000	42,370
4.50% 3/9/48	40,000	43,410
4.80% 6/15/44	50,000	55,708
5.25% 3/1/37	60,000	69,853
Deutsche Telekom International Finance 8.75% 6/15/30	35,000	47,738
Motorola Solutions 4.60% 2/23/28	70,000	71,400
Verizon Communications
3.38% 2/15/25	65,000	69,724
4.50% 8/10/33	100,000	120,377
		580,544
Toys Games Hobby–0.03%
Hasbro 3.90% 11/19/29	20,000	18,013
		18,013

LVIP BlackRock Advantage Allocation Fund–18

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.05%
Burlington Northern Santa Fe 4.70% 9/1/45	25,000	$ 30,464
		30,464
Water–0.06%
Essential Utilities 3.57% 5/1/29	35,000	35,675
		35,675
Total Corporate Bonds (Cost $13,733,965)		13,801,878
MUNICIPAL BONDS–0.32%
Bay Area Toll Authority (Build America Bonds) Series S3 6.91% 10/1/50	15,000	23,950
California State University (TXBL-REF-SER B) Series B 2.98% 11/1/51	15,000	14,938
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	35,000	56,794
New Jersey State Turnpike Authority Revenue (Build America Bonds)
Series A 7.10% 1/1/41	25,000	35,613
Series F 7.41% 1/1/40	15,000	21,960
New York State Dormitory Authority (TXBL-REF-SER B) Series B 3.14% 7/1/43	5,000	4,961
Oregon State Taxable Pension 5.89% 6/1/27	35,000	41,095
University of California 3.71% 5/15/20	5,000	5,149
Total Municipal Bonds (Cost $194,617)		204,460
NON-AGENCY ASSET-BACKED SECURITIES–10.21%
AmeriCredit Automobile Receivables Trust Series 2017-3 C 2.69% 6/19/23	220,000	217,988
Avant Loans Funding Trust
Series 2018-A B 3.95% 12/15/22	46,044	38,321
Series 2018-B A 3.42% 1/18/22	9,430	9,408
Series 2019-A B 3.80% 12/15/22	150,000	134,250
Series 2019-B A 2.72% 10/15/26	123,670	120,352
Series 2019-B B 3.15% 10/15/26	150,000	120,764
Series 2020-REV1 A 2.17% 5/15/29	150,000	138,446
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Conn's Receivables Funding Series 2018-A A 3.25% 1/15/23	17,105	$ 16,700
Consumer Loan Underlying Bond CLUB Credit Trust
Series 2019-P2 A 2.47% 10/15/26	124,809	117,580
Series 2020-P1 A 2.26% 3/15/28	192,146	184,265
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1 A 3.39% 7/15/25	21,161	20,977
Series 2019-P1 A 2.94% 7/15/26	85,305	80,580
Drive Auto Receivables Trust
Series 2017-3 D 3.53% 12/15/23	170,791	170,795
Series 2017-BA D 3.72% 10/17/22	78,328	78,236
Series 2018-1 D 3.81% 5/15/24	150,000	149,740
Series 2018-2 C 3.63% 8/15/24	128,682	129,122
Series 2018-2 D 4.14% 8/15/24	80,000	80,650
Series 2018-3 C 3.72% 9/16/24	103,083	102,977
Series 2018-3 D 4.30% 9/16/24	60,000	59,548
Series 2018-4 C 3.66% 11/15/24	175,000	175,108
Series 2018-4 D 4.09% 1/15/26	30,000	30,051
Series 2019-1 B 3.41% 6/15/23	200,000	199,216
Series 2019-1 C 3.78% 4/15/25	90,000	89,680
Series 2019-1 D 4.09% 6/15/26	105,000	104,025
Series 2019-2 C 3.42% 6/16/25	180,000	177,387
Series 2020-1 C 2.36% 3/16/26	140,000	130,429
Series 2020-1 D 2.70% 5/17/27	60,000	50,133
DT Auto Owner Trust Series 2019-3A C 2.74% 4/15/25	70,000	68,507
Enva Series 2018-A A 4.20% 5/20/26	7,744	7,728
Exeter Automobile Receivables Trust
3.45% 2/15/23	200,000	198,637
Series 2020-1A B 2.26% 4/15/24	200,000	194,688
Ford Credit Auto Owner Trust Series 2018-1 A 3.19% 7/15/31	100,000	109,572

LVIP BlackRock Advantage Allocation Fund–19

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust
A 2.69% 9/17/29	80,306	$ 77,711
Series 2018-3A A 3.20% 9/15/28	13,485	13,394
Series 2018-3A B 3.86% 9/15/28	200,000	195,273
Series 2018-4A A 3.71% 12/15/28	34,791	34,464
Series 2019-1A A 3.44% 4/16/29	71,082	68,632
Series 2019-2A A 3.13% 7/16/29	113,343	108,772
Series 2020-1A A 2.24% 3/15/30	183,542	177,937
OneMain Financial Issuance Trust Series 2019-2A A 3.14% 10/14/36	140,000	113,079
Prosper Marketplace Issuance Trust
2.48% 2/17/26	21,717	21,248
Series 2019-1A A 3.54% 4/15/25	24,911	24,647
Santander Drive Auto Receivables Trust
Series 2016-3 D 2.80% 8/15/22	150,000	148,898
Series 2017-2 D 3.49% 7/17/23	100,000	99,630
Series 2018-2 D 3.88% 2/15/24	200,000	199,133
Series 2018-5 D 4.19% 12/16/24	130,000	130,489
Series 2019-3 B 2.28% 9/15/23	130,000	126,931
Santander Revolving Auto Loan Trust Series 2019-A A 2.51% 1/26/32	100,000	95,757
SoFi Consumer Loan Program
Series 2016-2A A 3.09% 10/27/25	9,736	9,556
Series 2017-1 A 3.28% 1/26/26	25,671	25,208
Series 2017-4 A 2.50% 5/26/26	36,883	35,138
Series 2017-6 A2 2.82% 11/25/26	55,603	54,260
Series 2018-1 A2 3.14% 2/25/27	115,058	112,445
•Trafigura Securitisation Series 2017-1A A1 1.55% (LIBOR01M + 0.85%) 12/15/20	210,000	208,415
♦Upgrade Master Pass-Thru Trust Series 2019-ST3 A 3.75% 11/15/25	83,255	69,686
Upgrade Receivables Trust
Series 2018-1A A 3.76% 11/15/24	17,510	17,476
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Upgrade Receivables Trust (continued)
Series 2019-2A A 2.77% 10/15/25	35,077	$ 33,816
Upstart Securitization Trust Series 2020-1 A 2.32% 4/22/30	200,000	188,692
Westlake Automobile Receivables Trust
Series 2017-1A D 3.46% 10/17/22	93,901	93,719
Series 2018-2A B 3.20% 1/16/24	28,278	28,191
Series 2018-3A B 3.32% 10/16/23	150,000	147,977
Series 2018-3A C 3.61% 10/16/23	165,000	164,529
Series 2018-3A D 4.00% 10/16/23	40,000	39,961
Series 2019-2A B 2.62% 7/15/24	200,000	193,335
Total Non-Agency Asset-Backed Securities (Cost $6,781,421)		6,564,259
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.78%
•Angel Oak Mortgage Trust Series 2019-4 A1 2.99% 7/26/49	129,837	128,551
•Connecticut Avenue Securities Trust
Series 2019-R05 1M1 1.70% (LIBOR01M + 0.75%) 7/25/39	888	887
Series 2020-R01 1M1 1.75% (LIBOR01M + 0.80%) 1/25/40	178,117	170,325
Series 2020-R02 2M1 1.70% (LIBOR01M + 0.75%) 1/25/40	78,981	75,821
•Deephaven Residential Mortgage Trust Series 2019-3A A1 2.96% 7/25/59	125,371	124,071
Total Non-Agency Collateralized Mortgage Obligations (Cost $513,192)		499,655
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.43%
CFCRE Commercial Mortgage Trust Series 2016-C4 AM 3.69% 5/10/58	50,000	52,516
Citigroup Commercial Mortgage Trust
Series 2015-GC29 A2 2.67% 4/10/48	43,068	43,068
•Series 2017-P8 AS 3.79% 9/15/50	40,000	38,921

LVIP BlackRock Advantage Allocation Fund–20

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Csail Commercial Mortgage Trust Series 2015-C2 A4 3.50% 6/15/57	100,000	$ 103,608
JPM-BB Commercial Mortgage Securities Trust
Series 2013-C17 A3 3.93% 1/15/47	29,416	31,803
Series 2014-C22 A4 3.80% 9/15/47	100,000	105,884
Series 2015-C33 A4 3.77% 12/15/48	50,000	53,450
Series 2016-C1 A5 3.58% 3/15/49	30,000	31,787
Morgan Stanley Capital I Trust
Series 2015-UBS8 A3 3.54% 12/15/48	70,000	73,468
Series 2019-L3 AS 3.49% 11/15/52	20,000	19,607
Mortgage Trust Series 2012-CR3 AM 3.42% 10/15/45	50,000	50,118
Wells Fargo Commercial Mortgage Trust
Series 2015-C26 AS 3.58% 2/15/48	30,000	30,019
Series 2018-C46 AS 4.38% 8/15/51	50,000	49,574
WF -RBS Commercial Mortgage Trust Series 2013-C12 A4 3.20% 3/15/48	10,000	10,121
WFRBS Commercial Mortgage Trust
Series 2013-C14 A5 3.34% 6/15/46	20,000	20,937
•Series 2013-C18 A5 4.16% 12/15/46	50,000	52,374
•Series 2013-UBS1 A4 4.08% 3/15/46	50,000	52,127
•Series 2014-C23 AS 4.21% 10/15/57	30,000	32,273
Series 2014-C24 AS 3.93% 11/15/47	60,000	64,509
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $916,670)		916,164
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–0.27%
MEXICO–0.07%
Mexico Government International Bond 6.05% 1/11/40	40,000	$ 47,395
		47,395
PERU–0.04%
Peruvian Government International Bond 5.63% 11/18/50	15,000	22,350
		22,350
URUGUAY–0.16%
Uruguay Government International Bond
4.38% 10/27/27	50,000	54,001
4.38% 1/23/31	30,000	32,625
5.10% 6/18/50	15,000	17,081
		103,707
Total Sovereign Bonds (Cost $165,934)		173,452

	Number of Shares
MONEY MARKET FUND–5.58%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.32%)	3,590,228	3,590,228
Total Money Market Fund (Cost $3,590,228)		3,590,228

TOTAL INVESTMENTS–106.51% (Cost $70,993,492)	68,449,699
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(6.51%)	(4,186,052)
NET ASSETS APPLICABLE TO 5,688,171 SHARES OUTSTANDING–100.00%	$64,263,647

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
LVIP BlackRock Advantage Allocation Fund–21

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
Δ Securities have been classified by country of origin.

The following futures contracts were outstanding at March 31, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
9	U.S. Treasury 10 yr Notes	$1,248,187	$1,241,838	6/19/20	$6,349	$—
2	U.S. Treasury 10 yr Ultra Notes	312,062	312,338	6/19/20	—	(276)
(4)	U.S. Treasury 2 yr Notes	(881,531)	(879,521)	6/30/20	—	(2,010)
2	U.S. Treasury 5 yr Notes	250,719	250,218	6/30/20	501	—
2	U.S. Treasury Long Bonds	358,125	359,014	6/19/20	—	(889)
14	U.S. Treasury Ultra Bonds	3,106,250	2,931,582	6/19/20	174,668	—
					181,518	(3,175)
Equity Contracts:
2	E-mini MSCI Emerging Markets Index	84,290	83,504	6/19/20	786	—
4	E-mini S&P 500 Index	513,940	522,547	6/19/20	—	(8,607)
5	Euro STOXX 50 Index	151,483	150,941	6/19/20	542	—
1	FTSE 100 Index	69,999	69,179	6/19/20	820	—
1	Yen Denominated Nikkei 225 Index	86,701	88,286	6/11/20	—	(1,585)
					2,148	(10,192)
Total Futures Contracts					$183,666	$(13,367)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
BB–Barclays Bank
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
GNMA–Government National Mortgage Association
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
JPM-BB–JPMorgan Barclays Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
RBS–Royal Bank of Scotland
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
USD–United States Dollar
WF–Wells Fargo
LVIP BlackRock Advantage Allocation Fund–22

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP BlackRock Advantage Allocation Fund–23

LVIP BlackRock Advantage Allocation Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Advantage Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP BlackRock Advantage Allocation Fund–24

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$380,385	$—	$—	$380,385
Air Freight & Logistics	93,959	—	—	93,959
Auto Components	20,188	—	—	20,188
Automobiles	45,759	—	—	45,759
Banks	490,967	—	—	490,967
Beverages	483,538	9,508	—	493,046
Biotechnology	514,912	—	—	514,912
Building Products	133,460	—	—	133,460
Capital Markets	728,391	—	—	728,391
Chemicals	496,575	—	—	496,575
Commercial Services & Supplies	32,676	19,460	—	52,136
Communications Equipment	157,608	—	—	157,608
Construction & Engineering	13,722	—	—	13,722
Consumer Finance	23,889	—	—	23,889
Containers & Packaging	42,979	4,108	—	47,087
Distributors	14,758	—	—	14,758
Diversified Consumer Services	48,885	—	—	48,885
Diversified Telecommunication Services	358,653	—	—	358,653
Electric Utilities	222,020	—	—	222,020
Electrical Equipment	35,776	—	—	35,776
Electronic Equipment, Instruments & Components	58,872	—	—	58,872
Energy Equipment & Services	25,273	3,545	—	28,818
Entertainment	51,443	—	—	51,443
Equity Real Estate Investment Trusts	117,852	—	—	117,852
Food & Staples Retailing	172,814	35,378	—	208,192
Food Products	120,124	—	—	120,124
Gas Utilities	15,115	—	—	15,115
Health Care Equipment & Supplies	937,613	—	—	937,613
Health Care Providers & Services	384,806	—	—	384,806
Hotels, Restaurants & Leisure	203,751	—	—	203,751
Household Products	472,686	—	—	472,686
Industrial Conglomerates	459,938	—	—	459,938
Insurance	512,698	—	—	512,698
Interactive Media & Services	1,064,511	—	—	1,064,511
Internet & Direct Marketing Retail	736,994	—	—	736,994
IT Services	1,057,250	—	—	1,057,250
Life Sciences Tools & Services	247,592	—	—	247,592
Machinery	322,476	—	—	322,476
Media	581,821	—	—	581,821
Metals & Mining	66,817	—	—	66,817
Mortgage Real Estate Investment Trusts (REITs)	50,115	—	—	50,115
Multi-Utilities	171,669	—	—	171,669
Oil, Gas & Consumable Fuels	224,290	—	—	224,290
Pharmaceuticals	902,731	—	—	902,731
Professional Services	144,000	96,102	—	240,102
Road & Rail	56,935	—	—	56,935
Semiconductors & Semiconductor Equipment	471,235	—	—	471,235
Software	2,194,881	—	—	2,194,881
Specialty Retail	219,198	—	—	219,198
Technology Hardware, Storage & Peripherals	827,205	—	—	827,205
Textiles, Apparel & Luxury Goods	34,585	—	—	34,585
Thrifts & Mortgage Finance	12,709	—	—	12,709
Tobacco	102,655	—	—	102,655
Trading Companies & Distributors	41,713	—	—	41,713
LVIP BlackRock Advantage Allocation Fund–25

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
U.S. Markets (continued)
Wireless Telecommunication Services	$5,447	$—	$—	$5,447
Developed Markets
Air Freight & Logistics	—	132,756	—	132,756
Auto Components	—	8,931	—	8,931
Automobiles	—	142,595	—	142,595
Banks	623,661	371,257	—	994,918
Beverages	—	306,922	—	306,922
Biotechnology	—	78,124	—	78,124
Building Products	—	35,144	—	35,144
Capital Markets	—	90,239	—	90,239
Chemicals	62,253	175,423	—	237,676
Commercial Services & Supplies	24,865	43,859	—	68,724
Communications Equipment	—	113,802	—	113,802
Construction & Engineering	—	108,478	—	108,478
Construction Materials	—	5,374	—	5,374
Consumer Finance	—	54,546	—	54,546
Containers & Packaging	—	19,983	—	19,983
Distributors	—	5,412	—	5,412
Diversified Consumer Services	—	—	7,680	7,680
Diversified Financial Services	—	89,459	—	89,459
Diversified Telecommunication Services	188,659	277,483	—	466,142
Electric Utilities	—	249,158	—	249,158
Electrical Equipment	—	36,767	—	36,767
Electronic Equipment, Instruments & Components	—	72,391	—	72,391
Energy Equipment & Services	—	23,467	—	23,467
Entertainment	—	10,250	—	10,250
Equity Real Estate Investment Trusts	—	48,046	—	48,046
Food & Staples Retailing	7,022	61,202	—	68,224
Food Products	—	308,782	—	308,782
Gas Utilities	—	30,916	—	30,916
Health Care Equipment & Supplies	—	96,331	—	96,331
Health Care Providers & Services	—	10,536	—	10,536
Health Care Technology	—	5,824	—	5,824
Hotels, Restaurants & Leisure	—	232,873	—	232,873
Household Durables	—	14,106	—	14,106
Household Products	—	10,663	—	10,663
Independent Power and Renewable Electricity Producers	13,673	—	—	13,673
Insurance	74,937	423,417	—	498,354
Interactive Media & Services	—	19,836	—	19,836
Internet & Direct Marketing Retail	—	4,593	—	4,593
IT Services	45,622	37,450	—	83,072
Life Sciences Tools & Services	—	46,716	—	46,716
Machinery	—	216,619	—	216,619
Media	10,390	109,555	—	119,945
Metals & Mining	15,247	232,148	—	247,395
Multi-Utilities	—	139,070	—	139,070
Oil, Gas & Consumable Fuels	—	402,393	—	402,393
Personal Products	—	369,111	—	369,111
Pharmaceuticals	—	962,430	—	962,430
Professional Services	98,390	138,703	—	237,093
Real Estate Management & Development	—	179,685	—	179,685
Road & Rail	6,421	107,724	—	114,145
Semiconductors & Semiconductor Equipment	—	323,169	—	323,169
Software	—	15,021	—	15,021
Specialty Retail	—	100,419	—	100,419
Technology Hardware, Storage & Peripherals	—	234,142	—	234,142
LVIP BlackRock Advantage Allocation Fund–26

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Developed Markets (continued)
Textiles, Apparel & Luxury Goods	$—	$266,152	$—	$266,152
Thrifts & Mortgage Finance	—	7,911	—	7,911
Tobacco	117,518	79,783	—	197,301
Trading Companies & Distributors	—	19,201	—	19,201
Wireless Telecommunication Services	—	116,081	—	116,081
Emerging Markets
Air Freight & Logistics	—	976	—	976
Airlines	—	9,477	—	9,477
Auto Components	—	2,096	—	2,096
Automobiles	—	21,471	—	21,471
Banks	3,651	151,071	—	154,722
Beverages	—	2,159	—	2,159
Biotechnology	—	17,670	—	17,670
Capital Markets	—	19,461	—	19,461
Chemicals	—	5,537	—	5,537
Construction & Engineering	7,595	123,136	—	130,731
Construction Materials	3,514	65,569	—	69,083
Consumer Finance	—	2,042	—	2,042
Diversified Consumer Services	58,341	—	—	58,341
Diversified Financial Services	—	24,330	—	24,330
Diversified Telecommunication Services	—	89,393	—	89,393
Electric Utilities	—	41,516	—	41,516
Electrical Equipment	—	5,376	—	5,376
Electronic Equipment, Instruments & Components	—	54,373	—	54,373
Food & Staples Retailing	18,905	22,147	—	41,052
Food Products	4,888	72,410	—	77,298
Health Care Equipment & Supplies	—	2,383	—	2,383
Health Care Providers & Services	15,635	—	—	15,635
Hotels, Restaurants & Leisure	381	—	—	381
Household Durables	—	3,853	—	3,853
Household Products	—	31,394	—	31,394
Independent Power and Renewable Electricity Producers	5,942	25,540	—	31,482
Industrial Conglomerates	7,704	18,544	—	26,248
Insurance	1,120	10,042	—	11,162
Interactive Media & Services	1,152	315,549	—	316,701
Internet & Direct Marketing Retail	438,264	24,870	—	463,134
IT Services	—	60,749	—	60,749
Machinery	—	1,643	—	1,643
Marine	—	50,424	—	50,424
Media	1,362	608	—	1,970
Metals & Mining	—	111,528	—	111,528
Multiline Retail	17,242	—	—	17,242
Oil, Gas & Consumable Fuels	19,081	338,703	—	357,784
Paper & Forest Products	—	830	—	830
Pharmaceuticals	—	45,986	—	45,986
Real Estate Management & Development	—	279,050	—	279,050
Semiconductors & Semiconductor Equipment	—	325,136	—	325,136
Specialty Retail	—	5,205	—	5,205
Technology Hardware, Storage & Peripherals	—	153,740	—	153,740
Textiles, Apparel & Luxury Goods	—	40,277	—	40,277
Thrifts & Mortgage Finance	—	69,048	—	69,048
Transportation Infrastructure	1,015	17,925	—	18,940
Water Utilities	—	11,514	—	11,514
Wireless Telecommunication Services	23,401	102,318	—	125,719
Preferred Stocks	121,453	3,207	—	124,660
Rights	2,212	—	—	2,212
LVIP BlackRock Advantage Allocation Fund–27

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Agency Collateralized Mortgage Obligations	$—	$529,037	$—	$529,037
Agency Commercial Mortgage-Backed Securities	—	281,230	—	281,230
Agency Mortgage-Backed Securities	—	11,625,926	—	11,625,926
Agency Obligation	—	34,495	—	34,495
Corporate Bonds	—	13,801,878	—	13,801,878
Municipal Bonds	—	204,460	—	204,460
Non-Agency Asset-Backed Securities	—	6,564,259	—	6,564,259
Non-Agency Collateralized Mortgage Obligations	—	499,655	—	499,655
Non-Agency Commercial Mortgage-Backed Securities	—	916,164	—	916,164
Sovereign Bonds	—	173,452	—	173,452
Money Market Fund	3,590,228	—	—	3,590,228
Total Investments	$23,040,658	$45,401,361	$7,680	$68,449,699
Derivatives:

Assets:
Futures Contracts	$183,666	$—	$—	$183,666
Liabilities:
Futures Contracts	$(13,367)	$—	$—	$(13,367)
As a result of utilizing International fair value pricing at March 31, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
During the period ended March 31, 2020, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP BlackRock Advantage Allocation Fund–28